WELLS FARGO FUNDS TRUST
                     REGISTRATION NOS. 333-74295; 811-09253

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(J)


     The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectuses and related Statement of Additional Information describing the Money Market Funds of the Trust, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statement of Additional Information for the Money Market Funds of the Trust contained in Post-Effective Amendment No. 85 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on August 1, 2005.

     IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 2nd day of August 2005.


Witness:                                         WELLS FARGO FUNDS TRUST


By:    /S/ JOHANNE F. CASTRO                     By: /S/ CAROL LORTS
       -------------------------                     ----------------------
Name:  Johanne F. Castro                             Carol Lorts
Title: Assistant Secretary                           Assistant Secretary